DEAN WITTER S&P 500 INDEX FUND
                     TWO WORLD TRADE CENTER
                    NEW YORK, NEW YORK 10048


                                   September 3, 1997


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:  Dean Witter S&P 500 Index Fund
     File Nos. 333-29721 and 811-08265
     Rule 497(j) Filing

Dear Sir/Madam:

     On behalf of the Registrant, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from those contained in the text of the Registrant's most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on July 30, 1997.


                                   Very truly yours,
                               /s/ Carsten Otto
                                   Carsten Otto
                                   Assistant Secretary



cc: Barry Fink
    Randolph Koch

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